Leasing Obligations - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2010 Equipment [Member]	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Maximum [Member]
Leases, Capital [Abstract]
Capital leases, expiration period	4 years
Gross amount of equipment under capital leases	$ 0.4	$ 1.2
Accumulated depreciation of equipment under capital leases	0.2	0.9
Leases, Operating [Abstract]
Operating leases, expiration period							23 years
Rental expense for operating leases			$ 7.3	$ 35.5	$ 41.7	$ 40.6